SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2017
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 24 -	SUBSEQUENT EVENTS

On July 10, 2017, the Company completed the acquisition of 100% equity of Beijing Shuanghe Technology Company Limited with a cash consideration of approximately $2,380. As a subsidiary of the Company, its financial performance will be included in the Company’s consolidated financial statements from the first quarter of fiscal year 2018.